Transactions With Affiliates - Commodity Price Per Unit Table (details)	Dec. 31, 2011
Ethane [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.21
Ethane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.32
Ethane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.36
Ethane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.41
Ethane [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	29.78
Ethane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.10
Ethane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.53
Propane [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	45.23
Propane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	45.90
Propane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	46.47
Propane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	47.08
Propane [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.28
Propane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	55.84
Propane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.37
Isobutane [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	57.50
Isobutane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	60.44
Isobutane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	61.24
Isobutane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	62.09
Isobutane [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	67.22
Isobutane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	68.11
Isobutane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	69.23
Normal Butane [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.40
Normal Butane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.20
Normal Butane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.89
Normal Butane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	54.62
Normal Butane [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	62.92
Normal Butane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.37
Normal Butane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.78
Natural Gasoline [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	69.77
Natural Gasoline [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	70.89
Natural Gasoline [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	71.85
Natural Gasoline [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	72.88
Natural Gasoline [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	85.15
Natural Gasoline [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	92.23
Natural Gasoline [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	79.74
Natural gas (per MMbtu) [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.15
Natural gas (per MMbtu) [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	3.75
Natural gas (per MMbtu) [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.32
Natural gas (per MMbtu) [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.50
Natural gas (per MMbtu) [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.97
Natural gas (per MMbtu) [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.09
Natural gas (per MMbtu) [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.20
Natural gas (per MMbtu) [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.96
Condensate [Member] | Minimum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	72.73
Condensate [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.04
Condensate [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.22
Condensate [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	76.47
Condensate [Member] | Maximum [Member] | Year 2012 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	78.52
Condensate [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.93
Condensate [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	79.56
Condensate [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	78.61